UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23158
Investment Company Act file number

Mandatory Exchangeable Trust
 (Exact name of registrant as specified in charter)

850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Address of principal executive offices) (Zip code)

Donald J. Puglisi, Managing Trustee
850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Name and address of agent for service)

(302) 738-6680
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2016

Item 1. Reports to Stockholders.

Mandatory Exchangeable Trust

Annual Report

Financial Statements as of December 31, 2016 and for the period from
June 10, 2016 (Commencement of Operations) through
December 31, 2016

Table of Contents

Allocation of Portfolio Assets	1
Financial Statements:
Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Report of Independent Registered Accounting Firm	12
Additional Information (Unaudited)	13
Trustee and Officers (Unaudited)	14

Mandatory Exchangeable Trust
Allocation of Portfolio Assets
December 31, 2016
(Expressed as a Percentages of Total Investments)

Forward Purchase Contract, 88.1%
U.S. Treasury Securities, 11.9%

Mandatory Exchangeable Trust
Schedule of Investments
December 31, 2016

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

U.S. Treasury Securities - 11.93%*
Stripped United States Treasury Notes	02/15/2017	$24,599,000	$24,584,841	$24,584,634
Stripped United States Treasury Notes	02/15/2017	70,276,000	70,230,480	70,243,603
Stripped United States Treasury Notes	05/15/2017	14,891,000	14,861,289	14,861,188
Stripped United States Treasury Notes	05/15/2017	79,984,000	79,805,223	79,807,715
Stripped United States Treasury Notes	08/15/2017	6,900,000	6,871,961	6,869,771
Stripped United States Treasury Notes	08/15/2017	87,975,000	87,636,113	87,565,124
Stripped United States Treasury Notes	11/15/2017	14,345,000	14,255,745	14,233,482
Stripped United States Treasury Notes	11/15/2017	80,530,000	80,058,468	79,919,099
Stripped United States Treasury Notes	02/15/2018	41,312,000	40,972,120	40,909,993
Stripped United States Treasury Notes	02/15/2018	53,563,000	53,122,329	52,957,899
Stripped United States Treasury Notes	05/15/2018	94,172,000	93,200,216	92,833,251
Stripped United States Treasury Notes	05/15/2018	703,000	695,745	692,747
Stripped United States Treasury Notes	08/15/2018	10,971,000	10,831,987	10,778,130
Stripped United States Treasury Notes	08/15/2018	83,904,000	82,916,058	82,392,302
Stripped United States Treasury Notes	11/15/2018	39,765,000	39,160,566	38,922,857
Stripped United States Treasury Notes	11/15/2018	55,110,000	54,297,889	53,916,483
Stripped United States Treasury Notes	02/15/2019	34,269,000	33,665,438	33,397,539
Stripped United States Treasury Notes	02/15/2019	60,606,000	59,543,397	59,025,577
Stripped United States Treasury Notes	05/15/2019	9,048,000	8,853,502	8,769,213
Stripped United States Treasury Notes	05/15/2019	85,827,000	83,553,091	83,291,928
Total U.S. Treasury Securities			939,116,458	935,972,535

Forward Purchase Contract - 88.07%*
Forward Purchase Contract for American Depository Shares
of Alibaba Group Holdings Limited			5,400,894,000	6,911,520,000
Total Forward Purchase Contract			5,400,894,000	6,911,520,000

Total Investments - 100.00%*			$6,340,010,458	$7,847,492,535
Other Assets in Excess of Liabilities - 0.00%* ^				275
TOTAL NET ASSETS - 100.00%*				$7,847,492,810

Footnotes
* Percentages are stated as a percent of net assets.
^ Percentage is more than 0.00% but less than 0.01%.

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Assets and Liabilities
December 31, 2016

Assets:
Investments in U.S. Treasury Securities, at Fair Value (Cost $939,116,458)	$935,972,535
Investment in Forward Purchase Contract, at Fair Value (Cost $5,400,894,000)	6,911,520,000
Total Investments	7,847,492,535
Cash	275
Total Assets	7,847,492,810

Net Assets	$7,847,492,810

Net Assets Consist of:
Mandatory Exchangeable Trust Securities ("Trust Securities"),
No Par Value; 66,000,000 Trust Securities Issued and Outstanding	$6,336,143,158
Accumulated Net Investment Income	3,867,575
Net Unrealized Appreciation on Investments	1,507,482,077
Net Assets	$7,847,492,810
Net Asset Value per Trust Security	$118.90

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Operations
For the period from June 10, 2016(1) through December 31, 2016

For the period from June 10, 2016(1) through December 31, 2016
Investment Income
Interest Income	$4,090,533
Total Investment Income	4,090,533

Net Investment Income	4,090,533
Net Change in Unrealized Appreciation on Investments	1,507,482,077
Net Increase in Net Assets Resulting from Operations	$1,511,572,610

(1) Commencement of operations.

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Changes in Net Assets
For the period from June 10, 2016(1) through December 31, 2016

For the period from June 10, 2016(1) through December 31, 2016
Change in Net Assets Resulting from Operations:
Net Investment Income	$4,090,533
Net Change in Unrealized Appreciation on Investments	1,507,482,077
Net Increase in Net Assets Resulting from Operations	1,511,572,610

Distributions Paid to Trust Security Holders:
Net Investment Income	(222,958)
Return of Capital to Trust Security Holders	(180,042,842)
Change in Net Assets from Distributions Paid to Trust Security Holders	(180,265,800)

Change in Net Assets Resulting from Capital Transactions:
Gross Proceeds from the Sale of Trust Securities	6,598,686,000
Selling Commissions	(82,500,000)
Net Increase in Net Assets Resulting from Capital Transactions	6,516,186,000

Net Increase in Net Assets	7,847,492,810
Net Assets, Beginning of Period	-
Net Assets, End of Period (Including $3,867,575 in	$7,847,492,810
Undistributed Net Investment Income)

(1) Commencement of operations.

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Cash Flows
For the period from June 10, 2016(1) through December 31, 2016

For the period from June 10, 2016(1) through December 31, 2016
Cash Flows from Operating Activities:
Maturity of U.S. Treasury Securities	$180,266,000
Purchases of U.S. Treasury Securities	(1,115,291,925)
Purchases of Forward Purchase Contract	(5,400,894,000)
Net Cash Used in Operating Activities	(6,335,919,925)

Cash Flows from Financing Activities:
Proceeds from the sale of Trust Securities, net of selling commissions	6,516,186,000
Distributions to Trust Security Holders	(180,265,800)
Net Cash Provided by Financing Activities	6,335,920,200

Net Increase in Cash	275
Cash - Beginning of Period	-
Cash - End of Period	$275

Reconciliation of Net Increase in Net Assets Resulting from Operations to
Net Cash Used in Operating Activities:
Net Increase in Net Assets Resulting from Operations	$1,511,572,610
Net Investment Income	(4,090,533)
Net Change in Unrealized Appreciation on Investments	(1,507,482,077)
Maturity of U.S. Treasury Securities	180,266,000
Purchases of U.S. Treasury Securities	(1,115,291,925)
Purchases of Forward Purchase Contract	(5,400,894,000)
Net Cash Used in Operating Activities	$(6,335,919,925)

(1) Commencement of operations.

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Financial Highlights

For the period from June 10, 2016(1) through December 31, 2016

Per Share Operating Performance:
Beginning Net Asset Value	$100.00
Selling Commissions	(1.25)

Beginning Net Asset Value, Net of Selling Commission	98.75

Income From Investment Operations:
Net Investment Income	0.06
Net Realized and Unrealized Gain on Investments	22.82

Total Gain from Investment Operations	22.88

Distributions to Trust Security Holders
Net Investment Income (2)	0.00
Return of Capital to Trust Security Holders	(2.73)

Total Distributions	(2.73)

Ending Net Asset Value	$118.90
Total Return	23.17%

Supplemental Data and Ratios:
Net Assets, End of Period	$7,847,492,810
Ratio of Expenses to Average Net Assets (3)(4)	0.00%
Ratio of Net Investment Income to Average Net Assets (4)	0.07%
Portfolio Turnover Rate (5)(6)	0.00%

(1) Commencement of operations.
(2) Number is greater than 0.00 but less than 0.01.
(3) The Trust is not responsible for any expenses related to its ongoing operations. See Note 3 for additional information.
(4) Annualized for periods less than one year.
(5) Lower of Purchases or Maturities (excluding short-term investments) divided by the average portfolio assets during the period.
(6) Not annualized.

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the period from June 10, 2016 (Commencement of Operations) through December 31, 2016

1.	Organization
The Mandatory Exchangeable Trust ("Trust") was established on May 20, 2016 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on June 10, 2016.  In June 2016, the Trust sold Mandatory Exchangeable Trust Securities (“Trust Securities") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The Trust Securities have not been registered for offering under the Act.  The Trust used the net offering proceeds to purchase a portfolio comprised of U.S. Treasury Securities and to pay the purchase price for a forward purchase contract (the “Contract”) for shares of American Depository Shares (“ADSs”) of Alibaba Group Holding Limited ("Alibaba"), with an existing ADS holder of Alibaba, West Raptor Holdings, LLC (the “Shareholder”), an indirect subsidiary of SoftBank Group Corp., a company incorporated under the laws of Japan. Under the terms of the Contract, at the Shareholder’s discretion, the Trust will exchange each Trust Security for either (i) a certain number of ADSs of Alibaba, or (ii) cash equal to the value of the Alibaba ADSs on the Exchange Date, June 1, 2019. The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies
A. Basis of Accounting
The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (U.S. GAAP).

B. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation
The Trust will use the following valuation methods to determine either current market value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time.  The valuation of the portfolio securities of the Trust currently includes the following processes:

(i)
the U.S. Treasury Securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Board of Trustees,

(ii)	short-term investments having an original maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable, and

(iii)
the Contract is valued by an independent valuation firm with expertise in valuing this type of Contract, using an income approach, in the form of a discounted cash flow analysis in conjunction with a Monte Carlo model that simulated potential future payouts under the Contract. The valuation is reviewed and approved by the Managing Trustee and is determined to be valued in good faith by the Board of Trustees.

D. Security Transactions and Investment Income
U.S. Treasury Securities (“Securities”) transactions are accounted for as of the date the securities are purchased and sold (trade date).  Interest income is recorded as earned and includes accrual of discount.  Amortized cost valuation represents cost, adjusted for a proportional increase or decrease in value due to the discount or premium until maturity.

E. Forward Purchase Contract
On June 10, 2016, the Trust entered into the Contract, which is a derivative instrument, with the Shareholder and paid to the Shareholder $5,400,894,000 in connection therewith.  Pursuant to this Contract, the Shareholder is obligated to deliver to the Trust a specified number of Alibaba ADSs on June 1, 2019 (the "Exchange Date") so as to permit the holders of the Trust Securities to exchange on the Exchange Date each of their shares of Trust Securities.

At December 31, 2016, the Contract had the following value:

Forward Contract	Trade Date	Cost of Contract	Contract Fair Value	Net Unrealized Appreciation
Counterparty – West Raptor Holdings, LLC	06/01/2019	$5,400,894,000	$6,911,520,000	$1,510,626,000

The fair value of the Contract is included in investments, at fair value in the Statement of Assets and Liabilities.  The net change in unrealized appreciation in the Statement of Operations is included in the net unrealized appreciation on investments in the Statement of Assets and Liabilities.

The Shareholder’s obligation under the Contract is collateralized by Alibaba ADSs which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At December 31, 2016, the Custodian held 66,000,000 shares of Alibaba ADS with an aggregate value of $5,795,460,000.

F. Indemnifications
The Managing Trustee on behalf of the Trust enters into certain contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

3.	Expenses
The Shareholder has taken on the responsibility to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees.  The Trust is not responsible for any fees associated with the Trust’s ongoing operations.  During the period ended December 31, 2016, the Shareholder paid fees and expenses totaling $752,546 on behalf of the Trust.

4.	Distributions
Trust Securities holders are entitled to receive distributions from the maturity of U.S. Treasury Securities of $1.4375 per quarter (except for the first distribution on September 1, 2016 of $1.2938), payable quarterly which commenced September 1, 2016.  Distributions to the Trusts holders for the period ended December 2016 were $180,265,800.

5.	Income Taxes
The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and as such, Trust Securities holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

The Trust complies with the authoritative guidance for uncertainty in income taxes. This guidance requires the Trust to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The Trust reviewed and evaluated tax positions in its major jurisdictions and determined whether or not there are uncertain tax positions that require financial statement recognition. The Trust has determined that no reserves for uncertain tax positions are required to be recorded for any of the Trust’s open tax years.  The Trust is additionally not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements.

As of December 31, 2016, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, aggregated to $1,510,641,615 and $3,159,538, respectively.  The aggregate cost of investments for Federal income tax purposes was $6,340,010,458 at December 31, 2016.

6.	Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3: Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

		Fair Value Measurements at December 31, 2016 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$935,972,535	$935,972,535	$-	$-
Total Other	935,972,535	935,972,535	-	-
Derivative Instruments
Forward Purchase Contract	6,911,520,000	-	-	6,911,520,000
Total Derivative Instruments	6,911,520,000	-	-	6,911,520,000
Total	$7,847,492,535	$935,972,535	$-	$6,911,520,000

During the period from June 10, 2016 through December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the period ended December 31, 2016
Fair Value Beginning Balance	$-
Increase in Unrealized Gains Included in Net Increase in Net Assets Applicable to Trust Security Holders	1,510,626,000
Net Purchases, Issuances and Settlements	5,400,894,000
Transfers Out of Level 3	-
Fair Value Ending Balance	$6,911,520,000

All of the unrealized gains are included in the Statement of Operations for the period from June 10, 2016 through December 31, 2016.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of December 31, 2016.

Type of Asset	Fair Value as of December 31, 2016	Valuation Technique	Unobservable Input
Forward Purchase Contract	$6,911,520,000	Income Approach Pricing Model	Volatility of stock price of underlying Assets. Returns of the S&P 500 Index. Contractual terms, as disclosed in offering circular. Risk Free rate of return.

7.	Investment Transactions
For the period ended December 31, 2016, the Trust purchased U.S. Treasury Securities (at cost) and the Contract (at cost) in the amount of $1,115,291,925 and $5,400,894,000, respectively.  During the period ended December 31, 2016, $180,265,800 in U.S. Treasury Securities matured.  The proceeds were used by the Trust to make distributions to the Trust Security Holders.  The Trust did not sell any securities during the period ended December 31, 2016.

8.	Capital Share Transactions
During the period ended December 31, 2016, the Trust sold 66,000,000 Trust Securities to qualified institutional buyers in reliance on Rule 144A under the Securities Act and received net proceeds of $6,516,186,000.  As of December 31, 2016, there were 66,000,000 Trust Securities issued and outstanding.

9.	Subsequent Events
The Trust has performed an evaluation of subsequent events through the date the financial statements were available to be issued.  No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
Mandatory Exchangeable Trust
Newark, Delaware

We have audited the accompanying statement of assets and liabilities of Mandatory Exchangeable Trust (the "Trust"), including the schedule of investments, as of December 31, 2016, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the period from June 10, 2016 (commencement of operations) through December 31, 2016. These financial statements and financial highlights are the responsibility of the Trust's trustees. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the trustees, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mandatory Exchangeable Trust as of December 31, 2016, the results of its operations, changes in its net assets, its cash flows, and the financial highlights for the period from June 10, 2016 (commencement of operations) through December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
February 24, 2017

Mandatory Exchangeable Trust

ADDITIONAL INFORMATION
December 31, 2016
(Unaudited)

Trustee Compensation
The Trust does not compensate any of its trustees who are interested persons. For the period ended December 31, 2016, the aggregate compensation paid by the Trust to the independent trustees was $84,000. The Trust did not pay any special compensation to any of its trustees. The Trust’s Statement of Additional Information includes additional information about the trustees and is available on the SEC’s Web site at www.sec.gov.

Form N-Q
The Trust will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Mandatory Exchangeable Trust
Trustees and Officers (Unaudited)

Name, Address and Date of Birth	Position(s)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:

Donald J. Puglisi	Managing	Duration of Trust, terminate automatically on June 1, 2019 Since Inception	Managing Director, Puglisi & Associates, 1973 to Present	1	Trustee, FundVantage Trust; Managing Trustee, 2009 Dole Food Common Exchange Security Trust; Managing Trustee, 2010 Swift Mandatory Common Exchange Security Trust.
Puglisi & Associates	Trustee
850 Library Avenue, Suite 204
Newark, DE 19711

William R. Latham III	Trustee	Duration of Trust, terminate automatically on June 1, 2019	Associate Professor of Economics, University of Delaware, 1971 to Present	1	Trustee, 2009 Dole Food Common Exchange Security Trust; Trustee, 2010 Swift Mandatory Common Exhange Security Trust
Department of Economics
University of Delaware
Newark, DE 19716
Born 1944		Since Inception

James B. O'Neill	Trustee	Duration of Trust, terminate automatically on June 1, 2019	Professor Emeritu of Economics, University of Delaware, 1971 to Present	1	Trustee, 2009 Dole Food Common Exchange Security Trust; Trustee, 2010 Swift Mandatory Common Exhange Security Trust
Department of Economics
University of Delaware
Newark, DE 19716
Born 1939		Since Inception

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Donald J. Puglisi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were fees related to the initial organization of the Trust.  The Trust was established in FYE 12/31/16.  The following table details the aggregate fees billed or expected to be billed for the fiscal year referenced for audit fees, audit related fees, tax fees and other fees by the principal accountant.  The Trust is not responsible for any fees and expenses associated with its ongoing operations.  A third-party has taken on the responsibility of all fees and expenses related to the Trust’s on-going operations.

FYE 12/31/2016
Audit Fees	$80,000
Audit-Related Fees	$12,827
Tax Fees	-
All Other Fees	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2016
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2016
Registrant	None
Registrant’s Investment Adviser	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

MANDATORY EXCHANGEABLE TRUST

Proxy Voting Policies and Procedures

I. INTRODUCTION

The Mandatory Exchangeable Trust (the “Company”) is the beneficial owner of its portfolio securities.  The Company’s Board of Trustees (the “Board”), acting on behalf of the Company, has the right and the fiduciary obligation to vote proxies relating to the Company’s portfolio securities in a manner consistent with the best interests of the Company and its stockholders.  Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Company (“Policies and Procedures”).

II. FIDUCIARY DUTY

The right to vote proxies with respect to portfolio securities held by the Company is an asset of the Company.  The members of the Board (the “Trustees”) act as a fiduciary of the Company and must vote proxies in a manner consistent with the best interest of the Company and its stockholders.

III. PROXY VOTING PROCEDURES

    A. Annual Review of Proxy Voting Policies.  At least annually, the Board shall review the Company’s Policies and Procedures.

    B.  Annual Review of Proxy Voting Record.  At least annually, the Board shall review the record of each proxy voted with respect to portfolio securities held by the Company during the year.  With respect to any proxies that present a conflict of interest, the Board shall consider the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.  For this purpose, a “conflict of interest” shall be deemed to occur when a Trustee has a financial interest in a matter presented by a proxy to be voted on behalf of the Company, which may compromise the Trustee’s independence of judgment and action in voting the proxy.

    C. Resolution of Conflicts of Interest.  Where a proxy proposal raises a material conflict of interest between the interests of a Trustee and those of the Company, the Board shall resolve such conflict by (1) requesting that the Trustee recuse himself from Board deliberations on how the proxy should be voted, or (2) voting the proxy in accordance with a pre-determined policy relating to the manner of voting various types of proxy proposals.

IV. ANNUAL FILING OF PROXY VOTING RECORD

The Company shall file on Form N-PX by August 31 of each year an annual report of each proxy voted with respect to portfolio securities held by the Company during the twelve-month period ended June 30.

V. PROXY VOTING DISCLOSURES

    A. The Company shall include in its Form N-CSR (certified shareholder report) a description of these Policies and Procedures.

    B. The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1.
A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Company’s toll-free telephone number or through a specified Internet address, and on the SEC website.

2.
A statement that information regarding how the Company voted proxies relating to portfolio securities held by the Company during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number (or through a specified Internet address or both) and on the SEC website.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  The Trust has no portfolio managers and does not participate in active trading.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 07/01/16 – 07/31/16	0	0	0	0
Month #2 08/01/16 – 08/31/16	0	0	0	0
Month #3 09/01/16 – 09/30/16	0	0	0	0
Month #4 10/01/16 – 10/31/16	0	0	0	0
Month #5 11/01/16 – 11/31/16	0	0	0	0
Month #6 12/01/16 – 12/31/16	0	0	0	0
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mandatory Exchangeable Trust

By (Signature and Title)  /s/ Donald J. Puglisi
                                            Donald J. Puglisi, Managing Trustee

Date   February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Donald J. Puglisi
                                            Donald J. Puglisi, Managing Trustee

Date   February 24, 2017